Investments in Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in associates	$ 2,053,711	$ 1,854,803
Sierrita Gas Pipeline LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	3500.00%
Investments in associates	$ 877,307	879,616
Frontera Brownsville, LLC.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	5000.00%
Investments in associates	$ 381,253	354,691
Administración del Sistema Portuario Nacional Dos Bocas, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	4000.00%
Investments in associates	$ 226,606	74,529
Texas Frontera, LLC.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	5000.00%
Investments in associates	$ 204,788	178,421
Other, net
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Investments in associates	$ 198,668	183,898
CH4 Energía, S. A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of investment	5000.00%
Investments in associates	$ 165,089	$ 183,648